Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Jun. 30, 2021
Preferred stock, shares authorized	15,000,000	15,000,000
Common stock, shares par value	$ 0.001	$ 0.001
Common stock, shares authorized	800,000,000	300,000,000
Common stock, shares issued	64,159,616	39,496,588
Common stock, shares outstanding	64,159,616	39,496,588
Preferred stock, shares par value		$ 0.01
Series A Preferred Stock [Member]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares par value	$ 0.01	$ 0.01
Preferred stock, shares issued	720,000	720,000
Preferred stock, shares outstanding	720,000	720,000
Series A Convertible Preferred Stocks [Member]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares par value	$ 0.01	$ 0.01
Preferred stock, shares issued	720,000	720,000
Preferred stock, shares outstanding	720,000	720,000
Series E Convertible Preferred Stocks [Member]
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares par value	$ 0.01	$ 0.01
Preferred stock, shares issued	500,000	500,000
Preferred stock, shares outstanding	500,000	500,000
Series B Convertible Preferred Stocks [Member]
Preferred stock, shares authorized	3,000,000	3,000,000
Preferred stock, shares par value	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series C Convertible Preferred Stocks [Member]
Preferred stock, shares authorized	1,200,000	1,200,000
Preferred stock, shares par value	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series D Convertible Preferred Stocks [Member]
Preferred stock, shares authorized	2,500,000	25,000,000
Preferred stock, shares par value	$ 0.01	$ 0.01
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0